CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash and cash equivalents	$ 1,018,708	$ 44,284
Restricted cash	0	13,276
Trade and other receivables (Note 5)	14,007,127	81,327,991
Inventories (Note 6)	5,067,731	5,282,737
Total current assets	20,093,566	86,668,288
Non-current assets
Property, plant and equipment, net (Note 7)	44,346,646	46,608,189
Land use rights (Note 8)	2,032,346	2,032,547
Deferred tax assets	702,391	610,473
Total Non current assets	47,081,383	49,251,209
Total assets	67,174,949	135,919,497
Current liabilities
Trade and other payables (Note 9)	21,468,563	13,131,216
Advances from customers	0	4,423,090
Bank borrowings and other loans (Note 10)	67,336,545	66,414,123
Income tax payables	191,810	187,261
Deferred tax liabilities	672,354	633,409
Dividends payable (Note 11)	0	35,000,000
Warrants liabilities	312,963	518,748
Total current liabilities	89,982,235	120,307,847
Total liabilities	89,982,235	120,307,847
Equity
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 12,660,314 and 11,061,679 shares issued and outstanding at June 30, 2018 and 2017 respectively	1,266	1,106
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	50,007,410	47,959,263
Statutory reserves	7,180,500	7,180,500
Accumulated losses	(83,279,164)	(35,389,829)
Accumulated other comprehensive income	3,282,702	(4,139,390)
Total (deficit) equity	(22,807,286)	15,611,650
Total liabilities and (deficit) equity	$ 67,174,949	$ 135,919,497